SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Life) (Details)	12 Months Ended
Dec. 31, 2021
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	28 years
Patents [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	18 years
Computer software [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Buildings [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	8 – 35 years
Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 – 15 years
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	4 – 8 years
Motor vehicles [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	2 years
Office equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	4 – 8 years
Office And Warehouse [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	2 years
Office And Warehouse [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years